NOTE 10 - STOCKHOLDERS' EQUITY: Schedule of Assumptions Used (Details)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Details
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	5.18%	2.75%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	4 years 8 months 12 days	4 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	106.50%	194.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%